Vessels and Equipment - Long-Term Debt (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Vessels & equipment - Activity
Vessels and equipment, beginning balance		$ 2,250,053		$ 2,129,012
Additions		14,065	[1]	115,277
Drydock costs		4,235		5,764
Disposals		(2,641)
Vessels and equipment, ending balance		2,265,712		2,250,053	$ 2,129,012
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance		(541,267)		(451,524)
Accumulated depreciation, disposals		2,641
Depreciation and impairment for the period		(99,559)	[2]	(89,743)	(89,844)
Accumulated depreciation, ending balance		(638,185)		(541,267)	(451,524)
Accumulated impairment - Activity
Depreciation and impairment for the period	[2]	(29,421)
Accumulated impairment, ending balance		(29,421)
Net Vessels - Activity
Net vessel, beginning balance		1,708,786		1,677,488
Additions		14,065	[1]	115,277
Drydock costs		4,235		5,764
Depreciation and impairment for the period		(128,980)	[2]	(89,743)
Net vessel, ending balance		$ 1,598,106		$ 1,708,786	$ 1,677,488

[1]	During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel. A Volatile Organic Compounds (VOC) recovery system was installed on the Bodil Knutsen during the fourth quarter of 2021.
[2]	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021. See Note 21—Impairment of Long-Lived Assets.